SEGMENTED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
SEGMENTED INFORMATION
Schedule of revenue by segment

REVENUE BY SEGMENT

	Year ended December 31, 2012
	Machine- to-Machine	Mobile Computing	Total

Revenue	$335,990	$61,331	$397,321
Cost of goods sold	224,229	47,818	272,047
Gross margin	$111,761	$13,513	$125,274
Gross margin %	33.3%	22.0%	31.5%
Expenses			147,480
Loss from operations			$(22,206)
Total assets			$464,763

	Year ended December 31, 2011
	Machine- to-Machine	Mobile Computing	Total

Revenue	$293,219	$39,956	$333,175
Cost of goods sold	198,271	33,164	231,435
Gross margin	$94,948	$6,792	$101,740
Gross margin %	32.4%	17.0%	30.5%
Expenses			155,993
Loss from operations			$(54,253)
Total assets			$422,887

	Year ended December 31, 2010
	Machine- to-Machine	Mobile Computing	Total

Revenue	$332,445	$25,560	$358,005
Cost of goods sold	n/a	n/a	236,599
Gross margin	n/a	n/a	$121,406
Gross margin %	n/a	n/a	33.9%
Expenses			164,123
Loss from operations			$(42,717)
Total assets			$469,568

Schedule of revenue by geographical region

REVENUE BY GEOGRAPHICAL REGION

	2012	2011	2010
Americas	$101,240	$83,890	$82,478
Europe, Middle East and Africa	79,904	90,724	79,045
Asia-Pacific	216,177	158,561	196,482
	$397,321	$333,175	$358,005

Schedule of revenue by product

REVENUE BY PRODUCT

	2012	2011	2010
Machine-to-Machine
AirPrime Embedded Wireless Modules for M2M	$279,324	$242,791	$274,964
AirLink Intelligent Gateways and Routers	46,699	39,013	48,626
AirVantage M2M Cloud Platform and Other	9,967	11,415	8,855
	335,990	293,219	332,445
Mobile Computing
AirPrime Embedded Wireless Modules for PC OEM	61,133	39,422	23,420
Other	198	534	2,140
	61,331	39,956	25,560
	$397,321	$333,175	$358,005

Schedule of property and equipment by geographical region

PROPERTY AND EQUIPMENT BY GEOGRAPHICAL REGION

	2012	2011	2010
Americas	$8,169	$14,108	$14,609
Europe, Middle East and Africa	8,580	5,197	4,831
Asia-Pacific	3,290	2,782	3,195
	$20,039	$22,087	$22,635